LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans Outstanding
	2021	2020	Currency	Terms
	$	$
a	1,423,139	1,356,793	USD	Unsecured, due on demand
b	317,330	-	Colombian Pesos	Secured, repayable quarterly until Oct 2027.
c	2,538,643	-	Colombian Pesos	Secured, due on demand.
d	3,820,652	412,567	Colombian Pesos	Secured, due on completion of related projects
e	5,288,629	614,265	Colombian Pesos	Secured, due on April 2028
f	676,115	790,309	Colombian Pesos	Unsecured, due on Oct 2023
g	42,677	79,567	Colombian Pesos	Unsecured, repayable monthly until May 2023
h	93,468	150,984	Colombian Pesos	Unsecured, repayable monthly until Dec 2023
i	121,221	148,245	Mexican Pesos	Unsecured, due on demand
j	-	31,857	Argentine Pesos	Unsecured, due on demand
	14,321,874	3,584,587

	4,208,925	3,440,732	Current portion of loans payable
	10,112,949	143,855	Long term portion of loans payable
	14,321,874	3,584,587